FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Goodwill impairment loss			$ 14,806,586
Convertible senior notes		1,500,000
Fair value of debt		$ 200,000